Note 10 - Commitments and Contingent Liabilities (Details) - Commitments - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Standby Letters of Credit [Member]
Other Commitments [Line Items]
Other commitment	$ 3,322	$ 4,110
Fixed Rate Commitments [Member]
Other Commitments [Line Items]
Other commitment	65	223
Variable Rate Commitments [Member]
Other Commitments [Line Items]
Other commitment	$ 59,028	$ 51,011